Share-Based Compensation - Schedue of Stock Option Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Available for Grant, Beginning Balance
Available for Grant, Authorization of Awards		225,658,413
Available for Grant, Grants of Stock Options		(225,658,413)
Available for Grant, Cancelled stock options
Available for Grant, Ending Balance
Options Outstanding, Balance Beginning	180,426
Options Outstanding, Authorization of Awards
Options Outstanding, Grants of stock options	156,521	225,658,413
Options Outstanding, Cancelled stock options	(19,070)	(90,338,859)
Options Outstanding, Balance Ending	317,877	180,426
Weighted-Average Exercise Price, Balance Beginning	$ 3.45
Weighted Average Exercise Price, Authorization of Awards
Weighted-Average Exercise Price, Grants of stock options	1.35	0.0046
Weighted-Average Exercise Price, Cancelled stock options	1.28	0.0043
Weighted-Average Exercise Price, Balance Ending	$ 2.70	$ 3.45